Financial risk management, objectives and policies, Credit Agricole Credit Facility (Details) $ in Thousands		1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 22, 2015 USD ($) VLCC	Jun. 30, 2016 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) Installment	Dec. 31, 2020 USD ($)	Jan. 16, 2017 USD ($)
Credit Facility [Abstract]
Borrowing amount				$ 522,299	$ 449,959
Credit Agricole Credit Facility [Member]
Credit Facility [Abstract]
Number of VLCCs whose acquisition is to be funded through credit facility | VLCC	1
Borrowing amount				35,002	$ 37,626
Credit facility covenant, required adjusted tangible net worth				$ 200,000
Credit Agricole Credit Facility [Member] | Top of Range [Member]
Credit Facility [Abstract]
Financing commitment	$ 50,000
Credit Agricole Credit Facility [Member] | Bottom of Range [Member]
Credit Facility [Abstract]
Credit facility covenant, required percentage of charter-free market value of vessels to borrowings				135.00%
Credit facility covenant, required percentage of adjusted tangible net worth to total assets				25.00%
Credit facility covenant, required unencumbered consolidated cash				$ 20,000
Credit facility covenant, required percentage of unencumbered consolidated cash to gross interest bearing debt				6.00%
Credit Agricole Credit Facility [Member] | LIBOR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis				2.19%
Credit Agricole Credit Facility [Member] | December 2023 [Member]
Credit Facility [Abstract]
Debt repayment final amount				$ 29,700
Credit Agricole Credit Facility [Member] | Tranche B [Member]
Credit Facility [Abstract]
Borrowing amount						$ 48,700
Number of installments for repaying debt | Installment				28
Debt repayment installment amount				$ 700
Frequency of periodic repayment				quarterly
Credit Agricole Credit Facility [Member] | Tranche B [Member] | LIBOR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis						2.1875%
Credit Agricole Credit Facility [Member] | Tranche B [Member] | June 2016 [Member]
Credit Facility [Abstract]
Debt prepayment before installment term		$ 5,000
Credit Agricole Credit Facility [Member] | Tranche B [Member] | March 2017 to December 2023 [Member]
Credit Facility [Abstract]
Debt prepayment before installment term			$ 12,700